Rights of Use (Tables)	12 Months Ended
Dec. 31, 2020
Rights of Use [Abstract]
Schedule of Movements of Rights of Use
The movement of rights of use in 2020 and 2019 is as follows:

2020
Millions of euros	Balance at 12/31/2019	Additions (1)	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2020
Rights of use on land and natural properties	1,514	580	(481)	(197)	(581)	(73)	762
Rights of use on buildings	3,793	957	(760)	(121)	(435)	(615)	2,819
Rights of use on plant and machinery	1,434	342	(299)	(51)	(153)	(35)	1,238
Other rights of use	198	37	(62)	(5)	—	(5)	163
Total of rights of use	6,939	1,916	(1,602)	(374)	(1,169)	(728)	4,982
(1) Total additions of rights of use in 2020 amounted to 2,014 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period. Additions of rights of use are detailed in Note 4.

2019
Millions of euros	Balance at 12/31/2018	First application IFRS 16 (Note 2)	Additions (1)	Amorti-zation	Disposals	Exclusion of companies	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2019
Rights of use on land and natural properties	—	1,622	334	(385)	(61)	(6)	(3)	13	1,514
Rights of use on buildings	—	4,361	697	(904)	(136)	(109)	(123)	7	3,793
Rights of use on plant and machinery	—	1,676	206	(373)	(70)	(6)	(7)	8	1,434
Other rights of use	—	211	47	(59)	(2)	—	(1)	2	198
Total of rights of use	—	7,870	1,284	(1,721)	(269)	(121)	(134)	30	6,939

Schedule of Gross Cost, Accumulated Depreciation and Impairment Losses of Rights of Use	The gross cost and accumulated depreciation of the rights of use at December 31, 2020 and 2019 are as follows:

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,326	(564)	762
Rights of use on buildings	4,107	(1,288)	2,819
Rights of use on plant and machinery	1,740	(502)	1,238
Other rights of use	309	(146)	163
Total of rights of use	7,482	(2,500)	4,982

Balance at December 31, 2019
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,890	(376)	1,514
Rights of use on buildings	4,722	(929)	3,793
Rights of use on plant and machinery	1,822	(388)	1,434
Other rights of use	305	(107)	198
Total of rights of use	8,739	(1,800)	6,939

Schedule of Expenses Related to Leases and Income from Subleasing Right-of-Use Assets
The detail of expenses related to leases included in Supplies and Other expenses (see Note 3.g) of the consolidated income statement for 2020 and 2019 are as follows:

Millions of euros	2020	2019
Short-term leases included in operating results as supplies	47	115
Variable lease payments not included in the measurement of leases liabilities	15	—
Total expenses as supplies	62	115
Short-term leases included in external services	60	108
Leases of low-value assets included in external services	7	13
Variable lease payments not included in the measurement of leases liabilities	22	2
Total expenses as external services (Note 26)	89	123
Total lease expenses	151	238